Document and Entity Information	6 Months Ended
Jun. 30, 2020
Entity Information [Line Items]
Document Type	6-K
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	Credit Suisse Group AG
Entity Central Index Key	0001159510
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2
Bank
Entity Information [Line Items]
Document Type	6-K
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	Credit Suisse AG
Entity Central Index Key	0001053092
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2